Related party transactions - Summary of Compensation to the Members of the Board of Directors and the Executive Management Team (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Board of director [member]
Disclosure of compensation of key management personnel [line items]
Independent director's fees	€ 196	€ 205
Share-based compensation	168	192
Total compensation	364	397
Executive management [member]
Disclosure of compensation of key management personnel [line items]
Executive Management fees	552	771
Short-term employee benefits	999	753
Share-based compensation	460	583
Total compensation	€ 2,011	€ 2,107